Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Liabilities related to restructuring plan	$ 945	$ 1,517